FINANCIAL INSTRUMENTS - Fair value of Debt Instruments (Parenthetical) (Details) - Senior Notes	Dec. 31, 2016 USD ($)
5.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	5.50%
Debt face amount	$ 300,000,000
7.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	7.50%
Debt face amount	$ 300,000,000